Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Telephone: (202) 261-3300
Fax: (202) 261-3333

August 3, 2011

VIA EDGAR
Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the (a) Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus, (b) Bond Funds Class A, Class B, Class C and Class R Prospectus, (c) Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus, (d) Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus and (e) Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from that contained in Post-Effective Amendment No. 210, which was filed on July 28, 2011 and (ii) the text of Post-Effective Amendment No. 210 was filed electronically on July 28, 2011.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel

cc:	J. Stephen King, Jr.
Audrey L. Cheng
Ryan Leshaw
Brendan C. Fox